Note 18 - Commitments and Contingencies, Commitments and Litigation Additional Information (Detail) (USD $) In Millions	12 Months Ended			47 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2005
Commitments and contingencies, Additional Information
Rental expense on operating leases	$ 5,943	$ 3,939	$ 2,983
Oil purchase obligation, amount paid of minimum volume established in the agreement with YPFB				81
Minimum additional amount of addendum which regulates the payment of additional amounts to YPFB referring to the quantity of liquids (heavy hydrocarbons) present in the natural gas imported by Petrobras from YPFB		100
Maximum additional amount of addendum which regulates the payment of additional amounts to YPFB referring to the quantity of liquids (heavy hydrocarbons) present in the natural gas imported by Petrobras from YPFB		180
Petrobras provided guarantees to the ANP for the minimum exploration program totaling	3,209	2,355
Pledge on the oil to be extracted from previously identified fields already in production	2,849	2,042
For areas whose concessions were obtained by bidding from the ANP, Petrobras has given bank guarantees totaling	1,096	333
Restricted deposits for legal proceedings and guarantees	$ 1,674	$ 1,158